AB Government Reserves Portfolio
SUMMARY INFORMATION AB GOVERNMENT RESERVES PORTFOLIO
INVESTMENT OBJECTIVE
The Fund’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Government Reserves Portfolio Class 1
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB Government Reserves Portfolio Class 1
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses: Transfer Agent	0.01%
Other Expenses	0.06%
Total Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.37%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class 1 shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Government Reserves Portfolio Class 1 USD ($)
After 1 Year	$ 38
After 3 Years	119
After 5 Years	208
After 10 Years	$ 468

PRINCIPAL STRATEGIES:
The Fund is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Fund will maintain a NAV of $1.00 per share.

The Fund invests at least 80%, and normally substantially all, of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) (“U.S. Government securities”) and repurchase agreements related to such securities. This policy may not be changed without 60 days’ prior written notice to shareholders. The Fund may also invest in when-issued securities.

Effective October 28, 2015, the Fund will invest 99.5% or more of its total assets in cash, U.S. Government securities and/or repurchase agreements related to U.S. Government securities that are collateralized fully.

As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission (“Commission”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Among other things, Rule 2a-7 requires that the Fund’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Fund’s investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  MONEY MARKET FUND RISK AND REGULATORY DEVELOPMENTS: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  The Commission recently adopted changes to Rule 2a-7. The new rules do not significantly affect government money market funds, such as the Fund. The Fund will be required under the new rules to invest 99.5% of its total assets in U.S. Government securities and repurchase agreements related thereto, and the Fund has changed its investment policy to conform to this requirement. There are a number of changes under the new rules that relate to diversification, disclosure, reporting and stress testing requirements. The Fund is implementing these changes on or before the dates they become effective. The new rules will also permit the Fund, at the discretion of the Fund’s Board of Directors (“Board”), to, under certain circumstances, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
  CREDIT RISK: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Portfolio; and
  the Fund's average annual returns for one year and since inception.
You may obtain updated performance information on the Fund's website at www.Bernstein.com (click on "Investments" then "Mutual Fund Performance at a Glance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
Through June 30, 2015, the year-to-date unannualized return for the Fund’s shares was 0.01%.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 0.01%, 4TH QUARTER, 2014; AND WORST QUARTER WAS 0.00%, 3RD QUARTER 2014.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
Average Annual Total Returns - AB Government Reserves Portfolio - Class 1	1 YEAR	SINCE INCEPTION	[1]	INCEPTION DATE
Total	0.02%	0.02%		May 06, 2013
[1]	Inception date: 05/06/2013.

You may obtain the most current seven-day yield information of the Portfolio by calling 800-221-5672 or your financial intermediary.